Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred income tax and social contribution
Current income tax and social contribution expenses	R$ (52,441)	R$ (13,166)	R$ (5,859)
Provision for impairment losses on loans and advances	186,178	34,261	28,503
Provisions for legal and tax matters	929	890	629
Adjustment of financial assets to fair value	26,270	17,945	(12,388)
Other temporary differences	19,215	(34,720)	18,648
Hedge transactions	8,986	8,553	12,271
Tax Losses carried forward	36,779	23,946	(3,054)
Receivable from the sale of investments	(49,922)		(9,064)
Subtotal deferred income tax and social contribution expenses	R$ 228,434	R$ 50,875	R$ 35,545